SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of retroactive adoption of IFRS 16

Consolidated statements of income and comprehensive income

Increase (decrease)	2018	2017

Purchase of goods and services	$(38.6)	$(35.4)
Depreciation and amortization	28.9	27.1
Financial expenses	7.2	8.4
Deferred income tax expense	0.7	–
Net income and comprehensive income	1.8	(0.1)

Consolidated balance sheets

Increase (decrease)	December 31, 2018	December 31, 2017

Other current assets	$(2.2)	$(2.2)
Property, plant and equipment	15.5	15.5
Right-of-use assets	90.6	108.9
Lease liabilities1 2	122.6	143.4
Deferred income tax liability	(4.9)	(5.6)
Deficit	13.8	15.6
[1]	The current portion of lease liabilities is $35.9 million as of December 31, 2018 and $34.9 million as of December 31, 2017.
[2]	Includes a lease liability with the parent corporation of $32.2 million as of December 31, 2018 and $35.5 million as of December 31, 2017.

Schedule of fixed assets useful lives

Assets	Estimated useful life
Buildings and leasehold improvements	12 to 40	years
Furniture and equipment	3 to 7	years
Telecommunication networks	3 to 20	years
Customer equipment	3 to 5	years

Schedule of useful lives of intangible assets using the straight-line method

Assets	Estimated useful life
Software, licences and other intangible assets	3 to 7	years
Customer relationships and other	5 to 8	years